Goodwill (Schedule of Goodwill Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Roll Forward]
Beginning balance	$ 334,050
Impairment	(294,908)	$ 0	$ 0
Ending balance	39,142	334,050
Exploration and Production
Goodwill [Roll Forward]
Beginning balance	294,908	0
Additions		294,908
Impairment	(294,908)
Ending balance	0	294,908	0
RMP
Goodwill [Roll Forward]
Beginning balance	39,142	0
Additions		39,142
Impairment	0
Ending balance	$ 39,142	$ 39,142	$ 0